ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2024
Up Fintech International Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Hangzhou U-Tiger
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of shares	85.00%
Percentage of voting interest	15.00%